Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	May 01, 2018	Apr. 01, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2021	Jan. 31, 2021	Jan. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Total shareholders’ deficits									$ (384,602,000)
Working capital total									5,697,000
Cash flows operations							$ (15,025,000)	$ 260,000	$ 15,556,000	$ 13,371,000	$ (5,492,000)
Ownership percentage									80.00%	20.00%
Net revenues											509,000
Net income loss											5,492,000
Variable interest entity operating activities amount											6,796,000
Variable interest entity investing activities											1,290,000
Notes receivable									$ 20,839,000	$ 33,356,000
Interest income from the short-term investments									$ 37,000	366,000
Estimated useful life term									50 years
Recognized impairment loss of long lived assets									$ 567,000	$ 2,908,000
Fair value measurement percentage										20.00%
Deferred revenue														$ 1,565,000
Adjustment to retained earnings and accumulate deficit									1,565,000					$ 1,565,000
Revenue			$ 33,372,000		$ 21,698,000		48,310,000	28,647,000	107,518,000	$ 76,434,000	174,235,000
Revenue recognized									582,000	556,000
Amortized deferred subsidy									166,000	2,304,000	1,904,000
Deferred subsidy income									215,000	127,000
Deferred non current portion									1,221,000	1,389,000
Government subsidy income									3,000,000	3,243,000	$ 9,538,000
Aggregate amount									35,194,000	$ 32,844,000
Net revenue percentage									$ 0.10
Percentage of accounts receivable											10.00%
Purchase percentage									12.00%	17.00%	26.00%
Revenue recognized			135,000		206,000		$ 1,321,000	$ 446,000
Subsequent Event [Member]
Significant Accounting Policies (Details) [Line Items]
Issuance of convertible notes												$ 9,921,000	$ 57,500,000
Revenue From Products [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage		13.00%
Services [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage		6.00%
Customers [Member]
Significant Accounting Policies (Details) [Line Items]
Group to pledge notes received percentage									111.00%
Deposit [Member]
Significant Accounting Policies (Details) [Line Items]
Deposit of the face rate									100.00%
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	17.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Value added tax rate percentage	16.00%
Asia&Pacific [Member]
Significant Accounting Policies (Details) [Line Items]
Revenue			29,084,000	$ 41,568,000	14,802,000	$ 18,687,000			$ 82,655,000	$ 65,437,000
Europe [Member]
Significant Accounting Policies (Details) [Line Items]
Revenue			4,231,000	6,558,000	6,890,000	9,930,000			24,314,000	10,679,000
Other Geographical [Member]
Significant Accounting Policies (Details) [Line Items]
Revenue									$ 549,000	$ 318,000
Other Geographic Regions [Member]
Significant Accounting Policies (Details) [Line Items]
Revenue			$ 57,000	$ 184,000	$ 6,000	$ 30,000